FAIR VALUE MEASUREMENTS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
FAIR VALUE MEASUREMENTS
Summary of the levels of the fair value hierarchy into which the Company's financial assets and liabilities falls

The following tables summarize the levels of the fair value hierarchy into which the Company's financial assets and liabilities fall as of September 30, 2014:

Financial assets:	Total	Level 1	Level 2	Level 3
Included in cash and cash equivalents
Government securities money market	$63,987	$—	$63,987	$—
Investments
U.S. treasury bills	73,999	—	73,999	—

Total financial assets	$137,986	$—	$137,986	$—

        The following table summarizes the levels of the fair value hierarchy into which the Company's financial assets fall as of December 31, 2013:

Financial assets:	Total	Level 1	Level 2	Level 3
Included in cash and cash equivalents
Government securities money market	$73,366	$—	$73,366	$—
U.S. treasury bills	146,991	—	146,991	—
Bank time deposits	40,468	—	40,468	—
Investments
U.S. treasury bills	66,237	—	66,237	—
Common stock	1,904	—	—	1,904

Total financial assets	$328,966	$—	$327,062	$1,904

  The following tables summarize the levels of the fair value hierarchy into which the Company's financial assets and liabilities fall as of December 31, 2013:

Financial assets:	Total	Level 1	Level 2	Level 3
Included in cash and cash equivalents
Government securities money market	$73,366	$—	$73,366	$—
U.S. treasury bills	146,991	—	146,991	—
Bank time deposits	40,468	—	40,468	—
Investments:
U.S. treasury bills	66,237	—	66,237	—
Common stock	1,904	—	—	1,904

Total investments in securities	68,141	—	66,237	1,904

Total financial assets	$328,966	$—	$327,062	$1,904

        The following table summarizes the levels of the fair value hierarchy into which the Company's financial assets fall as of December 31, 2012:

Financial assets:	Total	Level 1	Level 2	Level 3
Included in cash and cash equivalents
Government securities money market	$22,685	$—	$22,685	$—
U.S. treasury bills	135,293	135,293	—	—
Investments:
U.S. treasury bills	50,995	50,995	—	—
Bank time deposits	88,143	—	88,143	—

Total investments in securities	139,138	50,995	88,143	—

Total financial assets	$297,116	$186,288	$110,828	$—

Schedule of changes to the Company's investment classified as Level 3
Common Stock
January 1, 2014	$1,904
Non-cash settlement of customer receivable	1,000
Distribution to Parent	(2,904)

September 30, 2014	$—

Unrealized gains (losses) related to investment still held as of September 30, 2014	$—

Common Stock
January 1, 2013	$—
Non-cash settlement of accounts receivable	2,828
Unrealized gains (losses)	(924)

December 31, 2013	$1,904

Unrealized gains (losses) related to investment still held as of December 31, 2013	$(924)